Changes in Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in Goodwill [Line Items]
Goodwill, balance, period start		€ 3,782	€ 4,103
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		(4)	(3)
Goodwill related to dispositions without being classified as held for sale		0	(6)
Impairment losses	[1]	0	(6)
Exchange rate changes/other		98	(306)
Goodwill, balance, period end		3,876	3,782
Gross amount of goodwill		11,449	11,203
Accumulated impairment losses		(7,573)	(7,422)
Sales & Trading [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	6
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	(6)
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		2,889	2,780
Accumulated impairment losses		(2,889)	(2,780)
Global Transaction Banking Global Capital Markets Corporate Finance [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		471	532
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	(6)
Reclassification from (to) held for sale		0	(3)
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		18	(52)
Goodwill, balance, period end		489	471
Gross amount of goodwill		1,539	1,485
Accumulated impairment losses		(1,051)	(1,014)
Private & Commercial Bank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		1,076	1,077
Accumulated impairment losses		(1,076)	(1,077)
Wealth Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		0	0
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		0	0
Gross amount of goodwill		2,086	2,086
Accumulated impairment losses		(2,086)	(2,086)
Postbank [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		541	564
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		(4)	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		5	(22)
Goodwill, balance, period end		543	541
Gross amount of goodwill		543	541
Accumulated impairment losses		0	0
Asset Management [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		2,768	3,006
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	(6)
Impairment losses	[1]	0	0
Exchange rate changes/other		74	(231)
Goodwill, balance, period end		2,843	2,768
Gross amount of goodwill		3,314	3,232
Accumulated impairment losses		(471)	(464)
Others [Member]
Changes in Goodwill [Line Items]
Goodwill, balance, period start		1	1
Goodwill acquired during the year		0	0
Purchase accounting adjustments		0	0
Transfers		0	0
Reclassification from (to) held for sale		0	0
Goodwill related to dispositions without being classified as held for sale		0	0
Impairment losses	[1]	0	0
Exchange rate changes/other		0	0
Goodwill, balance, period end		1	1
Gross amount of goodwill		1	1
Accumulated impairment losses		€ 0	€ 0

[1]	Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.